UNITED STATES

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number -- 811- 22756

ADIVSORS PREFERRED TRUST

(Exact name of registrant as specified in charter)

1445 Research Boulevard, Suite 530

Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 223 1998

Date of fiscal year end June 30, and September 30, December 31

Date of reporting period: July 1, 2019 – June 30, 2020

Spectrum Advisors Preferred Fund

The Spectrum Advisors Preferred Fund did not vote any proxies during the annual period ended June 30, 2020.

Spectrum Low Volatility Fund

The Spectrum Low Volatility Fund did not vote any proxies during the annual period ended June 30, 2020.

Quantified Market Leaders Fund

The Quantified Market Leaders Fund did not vote any proxies during the annual period ended June 30, 2020.

Quantified Evolution Plus Fund

The Quantified Evolution Plus Fund did not vote any proxies from Quantified Pattern Recognition Fund from September 30, 2019 (commencement of operations) through June 30, 2020.

Quantified Pattern Recognition Fund

The Quantified Pattern Recognition Fund did not vote any proxies from August 30, 2019 (commencement of operations) through June 30, 2020.

Quantified Tactical Fixed Income Fund

The Quantified Tactical Fixed Income Fund did not vote any proxies from September 13, 2019 (commencement of operations) through June 30, 2020.

Kensington Managed Income Fund

The Kensington Managed Income Fund did not vote any proxies during the reporting period.

Hundredfold Select Alternative Fund

The Hundredfold Select Alternative Fund did not vote any proxies during the reporting period.

ITEM 1. PROXY VOTING RECORD:

Item 1, contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2018 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Registrant: Advisors Preferred Trust			Gold Bullion Strategy Fund					Item 1, Exhibit A
Investment Company Act file number: 811-22756
Reporting Period:	July 1, 2019 through June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Invesco Bulletshares 2022	BSCM	46138J882	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For
Invesco Bulletshares 2019 Corp BD	BSCJ	46138J304	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For
Invesco Ultra Short Duration ETF	GSY	46090A887	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For
Invesco Bulletshares 2021 Corp BD ETF	BSCL	46138J700	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For
Invesco Bulletshares 2020 Corp BD ETF	BSCK	46138J502	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For

Registrant:				Advisors Preferred Trust -Gold Bullion Strategy Portfolio			Item 1, Exhibit A
Investment Company Act file number: 811-22756
Reporting Period:		July 1, 2019 through June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Invesco Bulletshares 2022	BSCM	46138J882	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For
Invesco Bulletshares 2019 Corp BD	BSCJ	46138J304	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For
Invesco Ultra Short Duration ETF	GSY	46090A887	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For
Invesco Bulletshares 2021 Corp BD ETF	BSCL	46138J700	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For
Invesco Bulletshares 2020 Corp BD ETF	BSCK	46138J502	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	Y	For	For

Registrant: Advisors Preferred Trust		OnTrack Core Fund					Item 1, Exhibit A
Investment Company Act file number: 811-22756
Reporting Period:	July 1, 2019 through June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
The Coca-Cola Company	KO	191216100	Annual Meeting April 22, 2020	Election of Director 1.A. Herbert A. Allen; 1.B. Marc Bolland; 1.C. Ana Botin; 1.D. Christopher C. Davis; 1.E. Barry Diller; 1.F. Helene D. Gayle; 1.G. Alexis M. Herman; 1.H. Robert A. Kotick; 1.I. Maria Elena Lagomasino; 1.J. James Quincey; 1. K. Caroline J. Tsay; 1.L. David B. Weinberg	Mgmt.	Y	For	For
The Coca-Cola Company	KO	191216100	Annual Meeting April 22, 2020	2. Advisory vote to approve executive compensation	Mgmt.	Y	For	For
The Coca-Cola Company	KO	191216100	Annual Meeting April 22, 2020	3. Ratifiation of the apoitment of Enst & Young LLP as independent auditors	Mgmt.	Y	For	For
The Coca-Cola Company	KO	191216100	Annual Meeting April 22, 2020	4. Shareowner proposal on sugar and public health	Shareholder	Y	Against	Against
Aflac Incoporation	AFL	1055102	Annual Meeting May 4, 2020	Election of Director: 1.A. Daniel P. Amos; 1.B. W. Paul Bowers; !.C. Toshihiko Fakuzawa; 1.D. Thomas J. Kenny; 1.E. Georgette D. Kiser; 1.F. Karole F. Lloyd; 1.G. Nobuchika Mori; 1.H. Joseph L. Moskowitz; 1.I. Barbara K. Rimer, DRPH; 1.J. Katherine T. Rohrer; 1.K. Melvin T. Stith	Mgmt.	Y	For	For
Aflac Incoporation	AFL	1055102	Annual Meeting May 4, 2020	2. To consider the following non-binding advisory proposal: "Resolved, on an advisory basis, the shareholders of Aflac Incorporated approve the compensation of the named executive officers, as disclosed pursuant to the compensation disclosure rules of the Securities and Exchange Commission, including the compsentation discussion and analysis and accompanying tables and narratives in the Notice of 2020 Annual Meeting of Shareholders and Proxy Statement".	Mgmt.	Y	For	For
Aflac Incoporation	AFL	1055102	Annual Meeting May 4, 2020	3. To consider and act upon the ratification of the appointment of KPMG LLP as independent registerd public accounting firm of the Company for the year ending Decmeber 31, 2020.	Mgmt.	Y	For	For
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	Election of Director 1.A. Basil L. Anderson; 1.B. Jorge A. Bermudez; 1.C. Therese Esperdy; 1.D. Vincent A. Forlenza; 1.E. Kathryn M. Hill; 1.F. Raymond W. McDaniel, Jr; 1.G. Henry A. McKinnell, Jr, PHD; 1.H. Leslie F. Seidman; 1.I. Bruce Van Saun	Mgmt.	Y	For	For
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	2. A. Amendent to the certificate of incorporation to remove supermajority voting standards for stockholder approfal of future amendment to the certifcate of incorporation and bylaws.	Mgmt.	Y	For	for
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	2.B. Amendment to the certificate of incorporation to remove supermajority voting standard to remove directors.	Mgmt,	Y	For	for
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	2.C. Ratification of the apoimtment of KPMG LLP as independent registerd public accounting firm of the Company for 2020.	Mgmt.	Y	For	For
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	Advisory resolution approving executive compensation.	Mgmt.	Y	For	For
Lockheed Martin Corporation	LMT	539830109	Annual Meeting April 23, 2020	Election of Director 1.A. Daniel F. Akerson; 1.B. Daivd B. Burritt; 1.C. Bruce A. Carlson; 1.D. Joseph F. Dunford Jr; 1.E. James O. Ellis, Jr; 1.F. Thomas J. Falk; 1.G. Ilene S. Gordon; 1.H. Marillyn A. Hewson; 1.I. Vicki A. Hollub; 1.J. Jeh C. Johnson; 1.K. Debra L. Reed-Klages; 1.L. James D. Taiclet, Jr.	Mgmt.	Y	For	For
Lockheed Martin Corporation	LMT	539830109	Annual Meeting April 23, 2020	2. Ratification of Appointment of Ernst & Young LLP as independent auditors for 2020.	Mgmt.	Y	For	For
Lockheed Martin Corporation	LMT	539830109	Annual Meeting April 23, 2020	3. Advisory vote to approve the compensation of our named executive officers (Say-on-Pay).	Mgmt.	Y	For	For
Lockheed Martin Corporation	LMT	539830109	Annual Meeting April 23, 2020	Management Proposal to Approve the Lockheed Martin Corporation 2020 incentive performance award plan.	Mgmt	Y	For	For
Lockheed Martin Corporation	LMT	539830109	Annual Meeting April 23, 2020	Stockholder proposal to adopt stocholder action by written consent.	stockholder	Y	For	For

Registrant:			Advisors Preferred Trust -Quantified All Cap Fund					Item 1, Exhibit A
Investment Company Act file number: 811-22756
Reporting Period:	From 7-1-2019 to Jan 31, 2020 (Liquidation Date)

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	e Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) FOR/Against Management
Lyondellbasell Industries NV	LYB	N53745100	Special Meeting9/11/2019	Authorization to conduct share repurchases	Mgmt.	Y	For	For
Lyondellbasell Industries NV	LYB	N53745100	Special Meeting9/11/2019	Cancellation of sharese	Mgmt	Y	For	For
Micron Technology, Inc.	MIJ	595112103	Annual Meeting January 16, 2020	Election of Directors 1.1 Robert L. Bailey; 1.2 Richard M. Beyer; 1.3 Steven J. Gomo; 1.4 Mary Pat McCarthy; 1.5 Sanja Mehrotra; 1.6 Robert E. Switz; 1.7 MaryAnn Wright	Mgmt	Y	For	For
Micron Technology, Inc.	MIJ	595112103	Annual Meeting January 16, 2020	2. To approve a non-binding resolution to approve the compensation of our named executive officers as described in the proxy statement	Mgmt	Y	For	For
Micron Technology, Inc.	MIJ	595112103	Annual Meeting January 16, 2020	3. Toi ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending September 3, 2020.	Mgmt	Y	For	For
Tyson Foods Inc.	TSN	902494103	Annual Meeting February 6, 2020	Election of Director 1.A. John Tyson; 1.B. Gaurdie E. Banister Jr; 1.C. Dean Banks; 1.D. Mike Beebe; 1.E. Mikel A. Durham; 1.F. Jonathan D. Mariner; 1.G. Kevin M. McNamara; 1.H. Cheryl S. Miller 1.I. Jeffrey K. Schomburger; 1.J. Robert Thurber; 1.K. Barbara A. Tyson; 1.L. Noel White	Mgmt	Y	For	For
Tyson Foods Inc.	TSN	902494103	Annual Meeting February 6, 2020	2. To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending October 3, 2020.	Mgmt	Y	For	For
Tyson Foods Inc.	TSN	902494103	Annual Meeting February 6, 2020	3. To approve on a non-binding advisory basis the compensation of the company's named executive officers	Mgmt.	Y	For	For
Tyson Foods Inc.	TSN	902494103	Annual Meeting February 6, 2020	4. Shareholder proposal to request a report regarding the company's efforts to eliminate deforrestation from its supply chains	Shareholder	Y	Against	Against
Tyson Foods Inc.	TSN	902494103	Annual Meeting February 6, 2020	5. Sbhareholder report to request a report disclosing the policy and procedures, expenditures, and other activities related to lobbying and grassroots lobbying communications.	Shareholder	Y	Against	Against
Tyson Foods Inc.	TSN	902494103	Annual Meeting February 6, 2020	6. Shareholder porosal to rquire the preparation of a report on the company's due diligence process assessing and mitigating human rights impacts.	Shareholder	Y	Against	Against
Tyson Foods Inc.	TSN	902494103	Annual Meeting February 6, 2020	7. Shareholder proposal to request the adoption of a policy requiring senior executive officers to retain a percentage of shares received through equity compensation programs	Shareholder	Y	Against	Against
Sanmina Corporation	SANM	801056102	Annual Meeting March 9, 2020	Election of Director 1. A. Eugene A. Delaney; 1.B. John P. Goldsberry; 1.C. Rita S. Lane; 1.D. Joseph Gl. Licata, Jr.; 1. E. Hartmut Liebel; 1.F. Krish Prabhu; 1.G. Mario M. Rosati 1.H. Jure Sola; 1.I. Jackie M. Ward;	Board	Y	For	For
Sanmina Corporation	SANM	801056102	Annual Meeting March 9, 2020	2. Proposal to ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accountains for its fiscal year ending October 3, 2020	Mgmt.	Y	For	For
Sanmina Corporation	SANM	801056102	Annual Meeting March 9, 2020	3. Proposal to approve the reservation of an additional 1,600,000 shares of common stock for issuance under the 2019 Equity Incentive Polan of Sanmina Corporation.	Mgmt	Y	For	For
Sanmina Corporation	SANM	801056102	Annual Meeting March 9, 2020	4. Proposal to approve, on an advisory (non-binding) basis, the compensation fo Sanmina Corporation's named executive officers, as disclosed in the proxy statement for the 2020 annual meeting of stockholders pursuant to the compensation disclosure rules of the Securities and Exchange Commission, including the Compensation Discussion and Analysis, the compensation tables and the other related disclosure.	Mgmt.	Y	For	For
Synnex Corporation	SNX	87162W100	Annual Meeting March 17, 2020	1. Director: Kevin Murai; Dwight Steffensen; Dennis Polk; Fred Breidenbach; Laurie Simon Hodrick; Hau Lee; Matthew Miau; Gregory Quesnel; Ann Vezina; Thomas Wurster; Duane Zitzner; Andrea Zulberti	Mgmt.	Y	For	For
Synnex Corporation	SNX	87162W100	Annual Meeting March 17, 2020	2. An advisory vote to approve our Executive Compensation	Mgmt.	Y	For	For
Synnex Corporation	SNX	87162W100	Annual Meeting March 17, 2020	3. Approval of 2020 Stock Incentive Plan	Mgmt	Y	For	For
Synnex Corporation	SNX	87162W100	Annual Meeting March 17, 2020	4. Ratification of the appoinment of KPMG LLP as our independ auditors for 2020.	Mgmt.	Y	For	For
Deckers Outdoor Corporation	DECK	243537107	Annual Meeting September 13, 2019	1. Director: John M. Gibbons; Nelson C. Chan; Cynthia L. Davis,; Michael F. Devine III; Dave Powers; James Quinn; Lauri M. Shanahan; Brian A. Spaly; Bonita C. Stewart	Mgmt.	Y	For	For
Deckers Outdoor Corporation	DECK	243537107	Annual Meeting September 13, 2019	2. To ratify the selection of KPMG LLP as our independent registered public accounting firm for fiscal year 2020.	Mgmt.	Y	For	For
Deckers Outdoor Corporation	DECK	243537107	Annual Meeting September 13, 2019	3. To approve, on a non-binding advisory basis, the compensation of our named exeuctive officers, as disclosed in the compensation discussion and analyhsis sectiom of the proxy statement	Mgmt.	Y	For	For
China Eastern Airlines Corporation	CEA	16937R104	Special Meeting August 29, 2019	1. Special resolution: "THAT to consider and approve the extension of the validity period of the resolutions of sharehodlers meetings relating to the non-public issuance of A shares and H shares.	Mgmt.	Y	For	For
China Eastern Airlines Corporation	CEA	16937R104	Special Meeting August 29, 2019	2. Special resolution: "THAT to consider and approve the extnesion fo the authorization granted to the Board and its uahotized persons to proceed with the relevant matters in respect of the nonpublic issuance of A shares and nonpublic issuance of H shares in their absolute discretion	Mgmt	Y	For	For
Costco Wholesale Corporation	COST	22160K105	Annual Meeting January 22, 2020	1. Director Susan L. Decker; Richard A. Galanti; Sally Jewell; Charles T. Munger.	Mgmt	Y	For	For
Costco Wholesale Corporation	COST	22160K105	Annual Meeting January 22, 2020	2. Ratification of selection fo independent auditors	Mgmt	Y	For	For
Costco Wholesale Corporation	COST	22160K105	Annual Meeting January 22, 2020	3. Approval, on an advisory basis, of executive compensation.	Mgmt	Y	For	For
Costco Wholesale Corporation	COST	22160K105	Annual Meeting January 22, 2020	Approval to amend articles of incorporation to permit removal of directors withou cause.	Mgmt	Y	For	For
Costco Wholesale Corporation	COST	22160K105	Annual Meeting January 22, 2020	4. Shareholder proposal regarding a director skills matrix and dislcosure of director ideological perspectives.	Shareholder	Y	Against	Against
INTL FCSTONE INC	INTL	46116V105	Annual Meeting February 26, 2020	1. Director Scott J. Branch; Diane L. Cooper; John Fowler; Steven Kass; Bruce W. Krehbiel; Sean M. O'Connor; Eric Parthemore; John Radziwell	Mgmt.	Y	For	For
INTL FCSTONE INC	INTL	46116V105	Annual Meeting February 26, 2020	2. To ratify the appointment of KPMG LLP as the company's indepencent registered public accounting firm for he 2020 fiscal year.	Mgmt.	Y	For	For
INTL FCSTONE INC	INTL	46116V105	Annual Meeting February 26, 2020	To approve,the advisory (non-binding) resolution relating to executive compensation.	Mgmt.	Y	For	For
Arrowhead Pharmaceuticals, Inc.	ARWR	04280A100	Annual Meeting March 19, 2020	1. Director Christopher Anzalone; Marianne De Backer; Mauro Ferrari; Douglas Given; Michael S. Perry; William Waddill.	Mgmt.	Y	For	For
Arrowhead Pharmaceuticals, Inc.	ARWR	04280A100	Annual Meeting March 19, 2020	2. To approve, in an advisory, nonbinding vote, the cmopensation paid to the company's named exeutive officers, as disclosed pursuant to Item 402 of Regulation SK, including the compensation tables and narrative discussion.	Mgmt.	Y	For	For
Arrowhead Pharmaceuticals, Inc.	ARWR	04280A100	Annual Meeting March 19, 2020	3. to approve an amendment to the company's amended and restated bylaws to implement a majority vote standard in unconstested elections of directors.	Mgmt.	Y	For	For
Arrowhead Pharmaceuticals, Inc.	ARWR	04280A100	Annual Meeting March 19, 2020	4. To ratify the selection of Rose, Snyder and Jacobs LLP as independent auditors of the Company for the fiscal year ending September 30, 2020.	Mgmt.	Y	For	For
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	Election of Director 1.A. Basil L. Anderson; 1.B. Jorge A. Bermudez; 1.C. Therese Esperdy; 1.D. Vincent A. Forlenza; 1.E. Kathryn M. Hill; 1.F. Raymond W. McDaniel, Jr; 1.G. Henry A. McKinnell, Jr, PHD; 1.H. Leslie F. Seidman; 1.I. Bruce Van Saun	Mgmt.	Y	For	For
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	2. A. Amendent to the certificate of incorporation to remove supermajority voting standards for stockholder approfal of future amendment to the certifcate of incorporation and bylaws.	Mgmt.	Y	For	for
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	2.B. Amendment to the certificate of incorporation to remove supermajority voting standard to remove directors.	Mgmt.	Y	For	for
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	2.C. Ratification of the apoimtment of KPMG LLP as independent registerd public accounting firm of the Company for 2020.	Mgmt.	Y	For	For
Moody's Corporation	MCO	615369105	Annual Meeting April 21, 2020	Advisory resolution approving executive compensation.	Mgmt.	Y	For	For

Registrant:			Advisors Preferred Trust -Quantified Alternative Fund					Item 1, Exhibit A
Investment Company Act file number: 811-22756
Reporting Period:	July 1, 2019 through June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Invesco Wilderhill Clean Energy ETF	PBW	46137V134	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Solar ETF	TAN	46138G706	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Aerospace & Defense ETF	PPA	46137V100	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco S&P EQ Wgt Cons Discr ETF	RCD	46137V381	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Dynamic Software ETF	PSJ	46137V639	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Buyback Achievers ETF	PKW	46137V308	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco S&P Eq Wgt Tech ETF	RYT	46137V282	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Gbl Listed Private Equity ETF	PSP	46137V589	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco S&P Equity Wgt Indstrls ETF	RGI	46137V324	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Dynamic Media ETF	PBS	46137V696	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Water Resources ETF	PHO	46137V142	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Cleantech ETF	PZD	46137V407	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For

Registrant:			Advisors Preferred Trust -Quantified Managed Income Fund					Item 1, Exhibit A
Investment Company Act file number: 811-22756
Reporting Period:	July 1, 2019 through June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Pepsico, Inc.	PEP	713448108	Annual Meeting March 2, 2020	Election of directors: 1.A. Shona Brown; 1.B.Cesar Cook; 1.C. Ian Cooke; 1.D. Dina Dublon; 1.E. Richard W. Fisher; 1.F. Michelle Gass; 1.G. Ramon L. Laugarta; 1.H. David C. Page; 1.I. Robert C. Pohlad; I.J. Daniel Vasella; 1.K. Darren Walker; 1.L. Alberto Weisser	mgmt.	Y	For	For
Pepsico, Inc.	PEP	713448108	Annual Meeting March 2, 2020	2. Ratification of the appoitment of KPMG LLP as the Company's independent registered public acounting firm for fiscal year 2020	mgmt.	Y	For	For
Pepsico, Inc.	PEP	713448108	Annual Meeting March 2, 2020	3. Advisory approval of the Company's executive compensation	mgmt.	Y	For	For
Pepsico, Inc.	PEP	713448108	Annual Meeting March 2, 2020	4. Reduce ownership threshold to call special shareholding meetings	Shareholder	Y	Against	Against
Pepsico, Inc.	PEP	713448108	Annual Meeting March 2, 2020	5. Report on sugar and public health	Shareholder	Y	Against	Against
Verizon Communications	VZ	92343V104	Annual Meeting March 28, 2020	Election of Directors: 1a. Shellye L. Archambeau; 1b. Mark T. Bertolini; 1c. Vittorio Colao; 1d. Melanie L. Healey; 1e. Clarence Otis, Jr; 1f. Daniel H. Schulman; 1g. Rodney E. Slater; 1h. Hans E. Vestberg; 1i. Gregory G. Weaver;	mgmt.	Y	For	For
Verizon Communications	VZ	92343V104	Annual Meeting March 28, 2020	2. Advisiory vote to approve executive compensation	mgmt.	Y	For	For
Verizon Communications	VZ	92343V104	Annual Meeting March 28, 2020	3. Ratification of the apointment of independent registered public accounting firm	mgmt.	Y	For	For
Verizon Communications	VZ	92343V104	Annual Meeting March 28, 2020	4. Non Qualified savings plan earnings	mgmt.	mgmt	Against	Against
Verizon Communications	VZ	92343V104	Annual Meeting March 28, 2020	5. Special Shareholder Meetings	Shareholder	Y	Against	Against
Verizon Communications	VZ	92343V104	Annual Meeting March 28, 2020	6. Lobbying activities report	Shareholder	Y	Against	Against
Verizon Communications	VZ	92343V104	Annual Meeting March 28, 2020	7; User Privacy Metric	Shareholder	Y	Against	Against
Verizon Communications	VZ	92343V104	Annual Meeting March 28, 2020	8. Amend severence policy	Shareholder	Y	Against	Against
Johnson & Johnson	JNJ	478160104	Annual Meeting 4/23/2020	Election of Director: 1A. Mary C. Beckerle; 1B. D. Scott Davis; 1C. Ian L. Davis; 1D. Jennifer A. Doudna; 1E. Alex Gorsky; 1F. Marillyn A. Hewson; 1G. Hubert Joly; 1I. Mark B. McClellan; 1I. Anne M. Mulcahy; 1J. Charles Prince; 1K. A. Eugene Washington; 1L. Mark A. Weinberger; 1M. Ronald A. Williams;	mgmt.	Y	For	For
Johnson & Johnson	JNJ	478160104	Annual Meeting 4/23/2020	2. Advisory Vote to approved Named Executive Officer Compensation	mgmt.	Y	For	For
Johnson & Johnson	JNJ	478160104	Annual Meeting 4/23/2020	3. Ratification of appointment of PricewaterhouseCoopers LLP as the independent registerd putlic accounting firm for 2020.	Board	Y	For	For
Johnson & Johnson	JNJ	478160104	Annual Meeting 4/23/2020	4. Amendment to the restated certificate of incorporation to permit removal of directors without cause.	Board	Y	For	For
Johnson & Johnson	JNJ	478160104	Annual Meeting 4/23/2020	5. Independent Board Chair	Shareholder	Y	Against	Against
Johnson & Johnson	JNJ	478160104	Annual Meeting 4/23/2020	6. Report on governance of opioid related risks	Shareholder	Y	Against	Against
Apollo Commercial Real Estate Financial	ARI	03762U105	Annual Meeting June 2, 2020	1. Director Mark C. Biderman; Brenna Haysom; Robert A Kasdin; Katherine G. Newman; Eric L. Press; Scott S. Prince; Stuard A. Rotherstein; Michael E. Salvati	Mgmg	Y	For	For
Apollo Commercial Real Estate Financial	ARI	03762U105	Annual Meeting June 2, 2020	2. Ratification of the apointment of Deloitte & Touche LLP as Apollo Commercial Real Estate Financial Inc.'s independent registerd public accounting firm for the 2020 fiscal year.	mgmt.	Y	For	For
Apollo Commercial Real Estate Financial	ARI	03762U105	Annual Meeting June 2, 2020	3. Approval on an advisory basis of the compensation of Apollo Commercial Real Estate Finance Inc.'s named executive officers, as more fully described in the 2020 proxy statement.	mgmt.	Y	For	For
Invesco Fdamental High Yld Corp BD ETF	PHB	46138E719	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	mgmt.	Y	For	For
Invesco Emrg Mkts Sovereign Debt ETF	PCY	46138E784	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Mgmt.	Y	For	For
Waste Management Inc	WM	94106L109	Annual Meeting May 12, 2020	Election of Director 1.A. Frank M. Clark, Jr; 1.B. James C. Fish Jr; 1.C. Andres R. Gluski; 1.D. Victoria M. Holt; 1.E. Kathleen M. Mazzarelle; 1.F. William B. Plummer; 1.G. John C. Pope; 1.H. Thomas H. Weidemeyer;	mgmt.	Y	For	For
Waste Management Inc	WM	94106L109	Annual Meeting May 12, 2020	2. Ratification of the apointment of Ernst & Young LLP as the indpendent registered public accounting firm for 2020.	mgmt.	Y	For	For
Waste Management Inc	WM	94106L109	Annual Meeting May 12, 2020	3. Non-binding, advisory proposal to approve our executive compensation.	Mgmt.	Y	For	For
Waste Management Inc	WM	94106L109	Annual Meeting May 12, 2020	4. Proposal to amend and restate our Employee Stock Purchase Plan to increase the number of shares authorized for issuance.	Board	Y	For	For
The Coca-Cola Company	KO	191216100	Annual Meeting April 22, 2020	Election of Director 1.A. Herbert A. Allen; 1.B. Marc Bolland; 1.C. Ana Botin; 1.D. Christopher C. Davis; 1.E. Barry Diller; 1.F. Helene D. Gayle; 1.G. Alexis M. Herman; 1.H. Robert A. Kotick; 1.I. Maria Elena Lagomasino; 1.J. James Quincey; 1. K. Caroline J. Tsay; 1.L. David B. Weinberg	Mgmt.	Y	For	For
The Coca-Cola Company	KO	191216100	Annual Meeting April 22, 2020	2. Advisory vote to approve executive compensation	Mgmt.	Y	For	For
The Coca-Cola Company	KO	191216100	Annual Meeting April 22, 2020	3. Ratifiation of the apoitment of Enst & Young LLP as independent auditors	Mgmt.	Y	For	For
The Coca-Cola Company	KO	191216100	Annual Meeting April 22, 2020	4. Shareowner proposal on sugar and public health	Shareholder	Y	Against	Against

Registrant:	Advisors Preferred Trust			Quantified Common Ground Fund				Item 1, Exhibit A
Investment Company Act file number: 811-22756
Reporting Period:	December 27, 2019 (commencement of operations) through June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Waste Management Inc	WM	94106L109	Annual Meeting May 12, 2020	Election of Director 1.A. Frank M. Clark, Jr; 1.B. James C. Fish Jr; 1.C. Andres R. Gluski; 1.D. Victoria M. Holt; 1.E. Kathleen M. Mazzarelle; 1.F. William B. Plummer; 1.G. John C. Pope; 1.H. Thomas H. Weidemeyer;	mgmt.	Y	For	For
Waste Management Inc	WM	94106L109	Annual Meeting May 12, 2020	2. Ratification of the apointment of Ernst & Young LLP as the indpendent registered public accounting firm for 2020.	mgmt.	Y	For	For
Waste Management Inc	WM	94106L109	Annual Meeting May 12, 2020	3. Non-binding, advisory proposal to approve our executive compensation.	mgmt.	Y	For	For
Waste Management Inc	WM	94106L109	Annual Meeting May 12, 2020	4. Proposal to amend and restate our Employee Stock Purchase Plan to increase the number of shares authorized for issuance.	mgmt.	Y	For	For

Registrant: Adivsers Preferred Trust			Quantified STF Fund					Item 1, Exhibit A
Investment Company Act file number: 811-22756
Reporting Period:	July 1, 2019 through June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Invesco Bulletshares 2019 Corp BD	BSCJ	46138J304	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	mgmt.	Y	For	For
Invesco Ultra Short Duration ETF	GSY	46090A887	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	mgmt.	Y	For	For
Invesco Bulletshares 2021 Corp BD ETF	BSCL	46138J700	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	mgmt.	Y	For	For
Invesco Bulletshares 2020 Corp BD ETF	BSCK	46138J502	Special April 19, 2019	1. Director Ronm R. Bagge; Todd J. Barre; Kevin M. Carome; E. P. Giambastiani, Jr.; Victoria J. Herget; Marc M. Kole; Yung Bong Lim; Joanne Pace; Gary R. Wicker; Donald H. Wilson	Board	mgmt.	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Advisors Preferred Trust

By (Signature and Title) /s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President

Date: August 20, 2020